Class K [Member] Expense Example - Class K - BlackRock Emerging Markets ex-China Fund - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	$ 2,587